Quarterly Report
September 30, 2020
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 1.4%
CACI International, Inc., “A” (a)	5,138	$1,095,216
Smith & Wesson Brands, Inc.	2,690	41,749
		$1,136,965
Apparel Manufacturers – 1.5%
Levi Strauss & Co., “A”	9,595	$128,573
Skechers USA, Inc., “A” (a)	37,372	1,129,382
		$1,257,955
Automotive – 0.2%
Stoneridge, Inc. (a)	7,179	$131,878
Biotechnology – 9.1%
Adaptive Biotechnologies Corp. (a)	12,440	$604,957
Akebia Therapeutics, Inc. (a)	55,466	139,220
AnaptysBio, Inc. (a)	9,490	139,978
Avid Bioservices, Inc. (a)	7,430	56,617
Calithera Biosciences, Inc. (a)	40,676	140,332
Clovis Oncology, Inc. (a)(l)	35,559	207,309
Co-Diagnostics, Inc. (a)(l)	12,509	169,997
Coherus BioSciences, Inc. (a)	30,504	559,443
Concert Pharmaceuticals, Inc. (a)	19,215	188,691
CytomX Therapeutics, Inc. (a)	63,261	420,686
Eiger BioPharmaceuticals, Inc. (a)	8,696	70,785
Emergent BioSolutions, Inc. (a)	6,059	626,076
Enanta Pharmaceuticals, Inc. (a)	3,770	172,591
Exelixis, Inc. (a)	12,093	295,674
Macrogenics, Inc. (a)	27,877	702,222
Meridian Bioscience, Inc. (a)	12,290	208,684
Mersana Therapeutics, Inc. (a)	19,539	363,816
Novavax, Inc. (a)	4,830	523,330
Omeros Corp. (a)	3,510	35,469
Prothena Corp. PLC (a)	21,350	213,287
Radius Health, Inc. (a)	13,640	154,678
Retrophin, Inc. (a)	27,321	504,346
Translate Bio, Inc. (a)	9,460	128,751
Vanda Pharmaceuticals, Inc. (a)	24,270	234,448
Varex Imaging Corp. (a)	11,157	141,917
Vir Biotechnology, Inc. (a)	8,750	300,387
Voyager Therapeutics, Inc. (a)	27,811	296,743
		$7,600,434
Brokerage & Asset Managers – 0.8%
Evercore Partners, Inc.	1,190	$77,898
Federated Hermes, Inc.	19,402	417,337
Invesco Ltd.	12,020	137,148
Virtu Financial, Inc., “A”	3,095	71,216
		$703,599
Business Services – 2.5%
BrightView Holdings, Inc. (a)	33,669	$383,827
Forrester Research, Inc. (a)	22,394	734,299
Stamps.com, Inc. (a)	4,072	981,148
		$2,099,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.6%
Cable One, Inc.	691	$1,302,832
Chemicals – 1.0%
Element Solutions, Inc. (a)	80,301	$843,964
Computer Software – 3.4%
ChannelAdvisor Corp. (a)	16,510	$238,900
Everbridge, Inc. (a)	1,240	155,905
Pagerduty, Inc. (a)	25,612	694,341
Paylocity Holding Corp. (a)	8,092	1,306,211
Tenable Holdings, Inc. (a)	12,710	479,802
		$2,875,159
Computer Software - Systems – 4.2%
Box, Inc., “A” (a)	50,486	$876,437
Five9, Inc. (a)	7,837	1,016,302
KBR, Inc.	46,874	1,048,103
Verint Systems, Inc. (a)	11,977	577,052
		$3,517,894
Construction – 2.5%
Eagle Materials, Inc.	12,004	$1,036,185
Trex Co., Inc. (a)	15,238	1,091,041
		$2,127,226
Consumer Products – 2.8%
Energizer Holdings, Inc.	25,894	$1,013,491
Prestige Brands Holdings, Inc. (a)	32,124	1,169,956
Tupperware Brands Corp.	8,630	173,981
		$2,357,428
Consumer Services – 1.3%
Grand Canyon Education, Inc. (a)	10,295	$822,982
Planet Fitness, Inc. (a)	4,530	279,139
		$1,102,121
Electrical Equipment – 1.2%
TriMas Corp. (a)	45,220	$1,031,016
Electronics – 4.4%
Amkor Technology, Inc. (a)	66,905	$749,336
Jabil Circuit, Inc.	21,244	727,819
Plexus Corp. (a)	14,108	996,448
Sanmina Corp. (a)	14,511	392,523
Silicon Laboratories, Inc. (a)	8,304	812,546
		$3,678,672
Energy - Independent – 0.7%
Devon Energy Corp.	28,431	$268,957
Diamondback Energy, Inc.	1,270	38,253
EQT Corp.	6,529	84,420
Range Resources Corp.	11,360	75,203
WPX Energy, Inc. (a)	16,759	82,119
		$548,952

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 2.1%
Quanta Services, Inc.	24,945	$1,318,593
Tutor Perini Corp. (a)	37,879	421,593
		$1,740,186
Food & Beverages – 1.4%
Hostess Brands, Inc. (a)	93,671	$1,154,963
Food & Drug Stores – 0.5%
Grocery Outlet Holding Corp. (a)	10,028	$394,301
United Natural Foods, Inc. (a)	4,120	61,264
		$455,565
Forest & Paper Products – 0.8%
Clearwater Paper Corp. (a)	12,045	$456,987
Verso Corp., “A”	29,817	235,256
		$692,243
Gaming & Lodging – 1.1%
Wyndham Hotels & Resorts, Inc.	17,407	$879,054
Insurance – 3.7%
Brighthouse Financial, Inc. (a)	12,163	$327,306
CNO Financial Group, Inc.	78,183	1,254,055
Heritage Insurance Holdings, Inc.	14,328	145,000
Reinsurance Group of America, Inc.	11,656	1,109,535
Third Point Reinsurance Ltd. (a)	31,013	215,540
		$3,051,436
Internet – 0.7%
Cars.com, Inc. (a)	73,090	$590,567
Leisure & Toys – 3.6%
Brunswick Corp.	22,462	$1,323,236
Malibu Boats, Inc., “A” (a)	17,455	865,070
Scientific Games Corp. (a)	22,656	790,921
		$2,979,227
Machinery & Tools – 4.0%
ACCO Brands Corp.	25,331	$146,920
AGCO Corp.	16,268	1,208,225
Enerpac Tool Group Corp.	16,714	314,390
ITT, Inc.	7,005	413,645
Regal Beloit Corp.	13,721	1,287,990
		$3,371,170
Medical & Health Technology & Services – 4.8%
Allscripts Healthcare Solutions, Inc. (a)	8,714	$70,932
HMS Holdings Corp. (a)	9,917	237,512
Owens & Minor, Inc.	41,615	1,044,953
Premier, Inc., “A”	19,255	632,142
Surgery Partners, Inc. (a)	15,866	347,465
Syneos Health, Inc. (a)	14,674	780,070
Tenet Healthcare Corp. (a)	35,830	878,193
		$3,991,267
Medical Equipment – 3.8%
AngioDynamics, Inc. (a)	16,471	$198,640
Avanos Medical, Inc. (a)	14,161	470,428
Bio-Techne Corp.	3,734	925,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
CONMED Corp.	1,321	$103,923
GenMark Diagnostics, Inc. (a)	11,480	163,016
Inovio Pharmaceuticals, Inc. (a)(l)	4,890	56,724
Integer Holdings Corp. (a)	10,513	620,372
LivaNova PLC (a)	1,674	75,682
Orthofix Medical, Inc. (a)	5,684	177,000
Vapotherm, Inc. (a)	2,730	79,170
Zynex, Inc. (a)	17,060	297,697
		$3,167,676
Natural Gas - Distribution – 0.5%
MDU Resources Group, Inc.	19,147	$430,808
Network & Telecom – 0.2%
QTS Realty Trust, Inc., REIT, “A”	2,667	$168,074
Oil Services – 1.3%
Cactus, Inc., “A”	55,537	$1,065,755
Other Banks & Diversified Financials – 9.8%
Bank OZK	44,944	$958,206
BankUnited, Inc.	29,230	640,429
Cathay General Bancorp, Inc.	50,944	1,104,466
East West Bancorp, Inc.	14,729	482,227
Enova International, Inc. (a)	5,382	88,211
First Hawaiian, Inc.	41,255	596,960
Hanmi Financial Corp.	58,965	484,103
Herc Holdings, Inc. (a)	12,190	482,846
OneMain Holdings, Inc.	12,121	378,781
Prosperity Bancshares, Inc.	14,725	763,197
Signature Bank	4,280	355,197
SLM Corp.	76,931	622,372
UMB Financial Corp.	11,441	560,723
Wintrust Financial Corp.	15,656	627,023
		$8,144,741
Pharmaceuticals – 2.9%
Applied Therapeutics, Inc. (a)	13,225	$274,551
Aquestive Therapeutics, Inc. (a)	15,070	73,165
Arcturus Therapeutics Holdings Inc. (a)	3,320	142,428
Assembly Biosciences, Inc. (a)	2,360	38,798
Collegium Pharmaceutical, Inc. (a)	19,412	404,158
G1 Therapeutics, Inc. (a)	13,570	156,734
IDEAYA Biosciences, Inc. (a)	7,290	91,562
Immunic, Inc. (a)	2,960	54,967
OPKO Health, Inc. (a)	12,210	45,055
Phathom Pharmaceuticals, Inc. (a)	4,093	150,090
Phibro Animal Health Corp., “A”	16,931	294,600
TCR Therapeutics, Inc. (a)	5,570	113,182
United Therapeutics Corp. (a)	5,532	558,732
		$2,398,022
Pollution Control – 0.3%
Casella Waste Systems, Inc., “A” (a)	4,309	$240,658
Printing & Publishing – 0.1%
Cimpress PLC (a)	920	$69,147

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.3%
Diamond S Shipping, Inc. (a)	38,300	$263,121
Real Estate – 7.6%
Easterly Government Properties, REIT	48,546	$1,087,916
Industrial Logistics Properties Trust, REIT	60,468	1,322,435
Lexington Realty Trust, REIT	117,305	1,225,837
Office Properties Income Trust, REIT	6,689	138,596
RE/MAX Holdings, Inc., “A”	11,700	382,941
Spirit Realty Capital, Inc., REIT	24,740	834,975
STAG Industrial, Inc., REIT	10,624	323,926
STORE Capital Corp., REIT	38,601	1,058,826
		$6,375,452
Restaurants – 1.4%
Texas Roadhouse, Inc.	19,154	$1,164,372
Special Products & Services – 0.3%
Purple Innovation, Inc. (a)	8,715	$216,655
Specialty Chemicals – 2.6%
Axalta Coating Systems Ltd. (a)	36,671	$812,996
Green Plains, Inc. (a)	13,716	212,324
Univar Solutions, Inc. (a)	67,563	1,140,463
		$2,165,783
Specialty Stores – 2.2%
At Home Group, Inc. (a)	14,510	$215,619
Camping World Holdings, Inc. “A”	13,896	413,406
CarParts.com, Inc. (a)	35,479	383,528
Lumber Liquidators Holdings, Inc. (a)	15,250	336,262
Overstock.com, Inc. (a)	2,870	208,506
Urban Outfitters, Inc. (a)	13,800	287,178
		$1,844,499
Telecommunications - Wireless – 0.4%
Telephone and Data Systems, Inc.	16,326	$301,051
Telephone Services – 0.5%
ATN International, Inc.	4,849	$243,129
Consolidated Communications Holdings, Inc. (a)	29,205	166,176
		$409,305
Trucking – 2.3%
Forward Air Corp.	15,866	$910,391
Schneider National, Inc.	41,399	1,023,797
		$1,934,188
Utilities - Electric Power – 1.5%
Clearway Energy, Inc., “A”	35,883	$886,310
NRG Energy, Inc.	11,728	360,519
		$1,246,829
Total Common Stocks		$82,827,183
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	618,433	$618,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	228,967	$228,967

Other Assets, Less Liabilities – (0.3)%		(255,649)
Net Assets – 100.0%		$83,418,934
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $618,433 and $83,056,150, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$82,827,183	$—	$—	$82,827,183
Mutual Funds	847,400	—	—	847,400
Total	$83,674,583	$—	$—	$83,674,583
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$757,875	$22,034,469	$22,174,084	$173	$—	$618,433

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,631	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.